Investments - Schedule of Interest in Joint Venture (Parentheticals) (Details)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cresca's [Member]
Schedule of Interest in Joint Venture [Line Items]
Company’s interest	50.00%	50.00%